                                                          Diversified Investors

                                                                      Strategic

                                                               Allocation Funds

                                                             1996 Annual Report


                                        Aggressive
                                        Strategic Allocation Fund


                       Moderate
                       Strategic Allocation Fund


          Conservative
          Strategic Allocation Fund







                                                                     (LOGO)
                                                                   DIVERSIFIED
                                                                   INVESTMENT
                                                                   ADVISORS

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
                          AVERAGE ANNUAL TOTAL RETURNS
                                      1996

             MEASUREMENT PERIOD                                         LEHMAN BROS. GOV/CORP.
           (FISCAL YEAR COVERED)                 CONSERVATIVE FUND            BOND INDEX
4/96                                                            10000                    10000
1996                                                            10545                    10535

        MEASUREMENT PERIOD
      (FISCAL YEAR COVERED)            MODERATE FUND      AGGRESSIVE FUND      S&P 500 INDEX
4/96                                             10000               10000               10000
1996                                             10559               10565               11689

     The charts shown above represent the growth in value of an initial hypothetical investment of $10,000 in each fund of the Diversified Investors Strategic Allocation Funds for the period since April 15, 1996 (inception date) through December 31, 1996.

     All indices are shown for the period from the funds' inception through December 31, 1996.

     Past performance is not indicative of future performance.

                           ECONOMIC AND MARKET REVIEW

                     CONSERVATIVE STRATEGIC ALLOCATION FUND

     The bond market continued to rally early in the fourth quarter on weak economic numbers, low inflation and no Federal Reserve action to raise interest rates. Housing activity, after being very weak early in the quarter, strengthened in December resulting in a bond market sell off. Bonds were ahead for the quarter as they recouped some of their earlier year losses.

     The Portfolio gained for the quarter rallying strongly in October and November and declining slightly in December. High yield bonds contributed most to the Fund's performance for the quarter. High yield bond had gains every month including December when other bonds and stocks sold off. The small component in stocks and the position in longer term bonds also helped performance during the period.

     This year should start much like 1996 ended with the economy continuing to grow slowly amid much speculation as to whether it is slowing or accelerating. Inflation remains benign but may begin to move up slightly during the first half. Stocks should continue to rally early in the year and long term interest rates should remain in trading range of near 6.25% on the low side and 7% on the upside.

     As long as the economy continues to grow modestly with low inflation, the strategy for the fund will be to increase duration when rates are near 6.8% or higher and reduce duration when rates decline toward 6.25%. If economic growth accelerates and inflation appears to be rising, a more defensive posture will be established. If it begins to appear that the economy is slowing significantly, duration will be increased in anticipation of declining interest rates. At this time we feel that a pickup in economic growth and inflation is more likely.

                       MODERATE STRATEGIC ALLOCATION FUND

     Both stocks and bonds were up during the fourth quarter. Bonds were up strongly in October, continued to rally in November and then sold off in December. Stocks were more mixed as large cap stocks rallied in October while small cap stocks and international declined. In November large cap stocks picked up steam while small cap stocks and international rose but at a more moderate pace. In December large cap stocks sold off as small cap stocks and international continued to rally modestly.

     The Portfolio was up in October and November and then declined slightly in December. In October performance was aided by being fully invested in large cap stocks while holding cash in lieu of fully invested positions in small cap stocks and international stocks. In October and November cash was reduced and large cap stocks and international were increased. This move helped as large cap stocks had the best performance followed by international. Longer term bonds and high yield bonds also performed well during October and November. In December only small cap stocks which remained underweighted and high yield bonds performed well. Large cap stocks was down the most.

     As we enter 1997, the economy is growing at a moderate pace and inflation remains subdued. Large cap stocks should continue to lead the market higher. Small cap stocks could rebound from their slow pace of the second half of 1996. Interest rates may remain in a trading range of approximately 6.25% to 7% until economic growth either falters or accelerates.

     The Portfolio is overweighted in stocks, primarily in large cap stocks with a normal weighting in small cap stocks and slightly under in international. Cash is low and bond duration will be extended if interest rates near 7% and be reduced if rates decline toward 6.25%. If it appears that economic growth is accelerating and inflation is picking up, bond duration will be shortened and stocks will be reduced shifting to cash. If economic growth is faltering, bonds should rally while stocks are hurt by slowing revenues. In that case positions will be shifted from stocks to bonds.

                      AGGRESSIVE STRATEGIC ALLOCATION FUND

     The stock market rallied in the fourth quarter led by large cap stocks as had been the case since mid year. Both the Dow Jones and Standard and Poor's indices outpaced the broader market in 1996. Investors are getting nervous after two very strong years of stock market performance and are moving into larger, more liquid stocks. This provides greater flexibility for reducing stock exposure in any market downturn.

     The Portfolio is diversified across large cap stocks, small cap stocks and international stocks. It was overinvested in large cap stocks throughout the quarter. In October, the Portfolio held cash and was underinvested in small cap stocks and international stocks both of which declined. During October and November cash was shifted into large cap stocks and international. This paid off in November as large cap stocks continued to outperform and international equities bounced back. In December large cap stocks and international declined while small cap stocks rallied.

     The first part of 1997 may look like a continuation of 1996. The economy should continue to grow moderately with little inflationary pressure. Large cap stocks should continue to lead the stock market higher. Small cap stocks could rebound from their sluggish pace in the second half of 1996 while international stocks continue to lag. The stock market should correct (probably toward mid-year) if either the economy accelerates pushing up inflation and interest rates or if it slows significantly causing revenues and profits to decline. We expect that stronger growth is the more likely scenario.

     The Portfolio remains overinvested in large cap stocks and has underweighted international. Small cap stocks started the year at a normal weighting while cash positions have been minimized. A more defensive posture will be established if the market rallies to a more overvalued level and a selloff in stocks appears imminent.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996

                                                   CONSERVATIVE             MODERATE              AGGRESSIVE
                                               STRATEGIC ALLOCATION   STRATEGIC ALLOCATION   STRATEGIC ALLOCATION
                                                       FUND                   FUND                   FUND
                                               --------------------   --------------------   --------------------
ASSETS:
Investments at value (cost, $743,749,
  $2,845,172 and $2,177,177 respectively)....        $736,792              $2,816,678             $2,167,236
Accounts receivable for shares sold..........           5,448                   3,798                  6,468
                                                     --------              ----------             ----------
Total Assets.................................         742,240               2,820,476              2,173,704
                                                     --------              ----------             ----------
LIABILITIES:
Accrued expenses.............................             113                     404                    342
                                                     --------              ----------             ----------
Net assets...................................        $742,127              $2,820,072             $2,173,362
                                                     ========              ==========             ==========
Net assets consist of:
  Paid-in capital............................         749,114               2,848,443              2,182,229
  Accumulated (distributions in excess of)
     net realized gains......................             (30)                    123                  1,074
  Net unrealized depreciation on
     investments.............................          (6,957)                (28,494)                (9,941)
                                                     --------              ----------             ----------
Net assets...................................        $742,127              $2,820,072             $2,173,362
                                                     ========              ==========             ==========
Outstanding shares of capital stock of
  $.00001 par value per share, unlimited
  number of shares of beneficial interest
  authorized.................................          71,754                 273,203                210,921
                                                     ========              ==========             ==========
Net asset value per share....................        $  10.34              $    10.32             $    10.30
                                                     ========              ==========             ==========

                       See Notes to Financial Statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS
            FOR THE PERIOD FROM APRIL 15, 1996 TO DECEMBER 31, 1996

                                               CONSERVATIVE               MODERATE                AGGRESSIVE
                                           STRATEGIC ALLOCATION     STRATEGIC ALLOCATION     STRATEGIC ALLOCATION
                                                  FUND*                    FUND*                    FUND*
                                           --------------------     --------------------     --------------------
Income distribution earned...............        $ 11,569                 $ 27,904                 $  6,851
Investment advisory fee..................            (188)                    (675)                    (602)
                                                  -------                  -------                  -------
  Net investment income..................          11,381                   27,229                    6,249
                                                  -------                  -------                  -------
Realized and unrealized gains (losses) on
  investments:
  Capital gain distribution earned.......             979                   28,706                   35,519
  Net realized gains on investments......             804                    7,181                   12,447
  Net change in unrealized depreciation
     on investments......................          (6,957)                 (28,494)                  (9,941)
                                                  -------                  -------                  -------
  Net realized and unrealized gains
     (losses) on investments.............          (5,174)                   7,393                   38,025
                                                  -------                  -------                  -------
Net increase in net assets resulting from
  operations.............................        $  6,207                 $ 34,622                 $ 44,274
                                                  =======                  =======                  =======

---------------
* Commencement of Operations, April 15, 1996

                       See Notes to Financial Statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE PERIOD FROM APRIL 15, 1996 TO DECEMBER 31, 1996

                                               CONSERVATIVE               MODERATE                AGGRESSIVE
                                           STRATEGIC ALLOCATION     STRATEGIC ALLOCATION     STRATEGIC ALLOCATION
                                                  FUND*                    FUND*                    FUND*
                                           --------------------     --------------------     --------------------
From operations:
  Net income distribution earned.........        $ 11,381                $   27,229               $    6,249
  Capital gain distribution earned.......             979                    28,706                   35,519
  Net realized gains on investments......             804                     7,181                   12,447
  Net change in unrealized depreciation
     on investments......................          (6,957)                  (28,494)                  (9,941)
                                                 --------                ----------               ----------
  Net increase in net assets resulting
     from operations.....................           6,207                    34,622                   44,274
                                                 --------                ----------               ----------
Dividends and distributions to
  shareholders:
  Dividends from net investment income...         (12,215)                  (34,611)                 (18,975)
  Distributions from realized capital
     gains...............................            (949)                  (28,382)                 (34,166)
  Distributions in excess of realized
     gains...............................             (30)                       --                       --
  Distributions from tax return of
     capital.............................            (969)                       --                       --
                                                 --------                ----------               ----------
  Total dividends and distributions......         (14,163)                  (62,993)                 (53,141)
                                                 --------                ----------               ----------
From capital share transactions:
  Proceeds from issuance of shares.......         738,255                 2,803,239                2,133,687
  Proceeds from dividends and
     distributions reinvested............          14,163                    62,993                   53,141
  Value of shares redeemed...............          (2,335)                  (17,789)                  (4,599)
                                                 --------                ----------               ----------
  Net increase in net assets from capital
     share transactions..................         750,083                 2,848,443                2,182,229
                                                 --------                ----------               ----------
Net assets end of period.................        $742,127                $2,820,072               $2,173,362
                                                 ========                ==========               ==========
Shares outstanding beginning of period...              --                        --                       --
Shares issued during period..............          70,611                   268,797                  206,179
Shares issued from reinvestment of
  dividends and distributions............           1,368                     6,112                    5,179
Shares redeemed during period............            (225)                   (1,706)                    (437)
                                                 --------                ----------               ----------
Shares outstanding end of period.........          71,754                   273,203                  210,921
                                                 ========                ==========               ==========

---------------
* Commencement of Operations, April 15, 1996

                       See Notes to Financial Statements.

                     CONSERVATIVE STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                                       PERCENT OF
SHARES                                                                     VALUE       NET ASSETS
-------                                                                   --------     ----------
           INVESTMENTS IN REGULATED INVESTMENT COMPANIES
  4,803    Diversified Investors Funds Group -- Equity Income Fund....    $ 73,250
 22,709    Diversified Investors Funds Group -- Government/Corporate
             Bond Fund................................................     265,473
 12,227    Diversified Investors Funds Group -- High Quality Bond
             Fund.....................................................     133,153
  9,728    Diversified Investors Funds Group -- High Yield Bond
             Fund.....................................................     103,891
 12,969    Diversified Investors Funds Group -- Intermediate
             Government Bond Fund.....................................     132,419
  2,829    Diversified Investors Funds Group -- Money Market Fund.....      28,606
                                                                          --------

           Total Investments (Cost $743,749)..........................     736,792        99.28%

           Other assets less liabilities..............................       5,335         0.72%
                                                                          --------       ------

           NET ASSETS.................................................    $742,127       100.00%
                                                                          ========       ======
           The aggregate cost of investments for federal income tax
             purposes at December 31, 1996 is $743,779.
           The following amount is based on costs for federal income
             tax purposes:

             Gross unrealized appreciation............................    $    812

             Gross unrealized depreciation............................      (7,799)
                                                                          --------

             Net unrealized depreciation..............................    $ (6,987)
                                                                          ========

                       See Notes to Financial Statements.

                       MODERATE STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                                        PERCENT OF
SHARES                                                                     VALUE        NET ASSETS
-------                                                                  ----------     ----------
           INVESTMENTS IN REGULATED INVESTMENT COMPANIES
  8,566    Diversified Investors Funds Group -- Aggressive Equity
             Fund....................................................    $   80,693
 15,925    Diversified Investors Funds Group -- Equity Growth Fund...       230,915
 20,660    Diversified Investors Funds Group -- Equity Income Fund...       315,071
  7,075    Diversified Investors Funds Group -- Equity Value Fund....        76,056
 59,885    Diversified Investors Funds Group -- Government/Corporate
             Bond Fund...............................................       700,055
 16,024    Diversified Investors Funds Group -- Growth and Income
             Fund....................................................       220,815
 20,690    Diversified Investors Funds Group -- High Quality Bond
             Fund....................................................       225,315
 21,112    Diversified Investors Funds Group -- High Yield Bond
             Fund....................................................       225,474
 16,432    Diversified Investors Funds Group -- Intermediate
             Government   Bond Fund..................................       167,774
 17,736    Diversified Investors Funds Group -- International Equity
             Fund....................................................       199,880
  8,689    Diversified Investors Funds Group -- Money Market Fund....        87,845
 16,781    Diversified Investors Funds Group -- Special Equity
             Fund....................................................       286,785
                                                                         ----------
           Total Investments (Cost $2,845,172).......................     2,816,678        99.88%
           Other assets less liabilities.............................         3,394         0.12%
                                                                         ----------
                                                                                          ------
           NET ASSETS................................................    $2,820,072       100.00%
                                                                         ==========       ======


           The aggregate cost of investments for federal income tax
             purposes at December 31, 1996 is $2,845,373.
           The following amount is based on costs for federal income
             tax purposes:
             Gross unrealized appreciation...........................    $    7,627
             Gross unrealized depreciation...........................       (36,322)
                                                                         ----------
             Net unrealized depreciation.............................    $  (28,695)
                                                                         ==========

                       See Notes to Financial Statements.

                      AGGRESSIVE STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                                        PERCENT OF
SHARES                                                                     VALUE        NET ASSETS
-------                                                                  ----------     ----------
           INVESTMENTS IN REGULATED INVESTMENT COMPANIES
 10,958    Diversified Investors Funds Group -- Aggressive Equity
             Fund....................................................    $  103,228
 18,202    Diversified Investors Funds Group -- Equity Growth Fund...       263,934
 30,796    Diversified Investors Funds Group -- Equity Income Fund...       469,644
 18,093    Diversified Investors Funds Group -- Equity Value Fund....       194,496
 23,097    Diversified Investors Funds Group -- Growth and Income
             Fund....................................................       318,271
 29,158    Diversified Investors Funds Group -- International Equity
             Fund....................................................       328,608
  4,850    Diversified Investors Funds Group -- Money Market Fund....        49,033
 25,747    Diversified Investors Funds Group -- Special Equity
             Fund....................................................       440,022
                                                                         ----------
           Total Investments (Cost $2,177,177).......................     2,167,236         99.72%
           Other assets less liabilities.............................         6,126          0.28%
                                                                         ----------     ---------
           NET ASSETS                                                    $2,173,362        100.00%
                                                                         ==========     =========
           The aggregate cost of investments for federal income tax purposes at December 31, 1996 is $2,177,456.
           The following amount is based on costs for federal income
           tax purposes:
             Gross unrealized appreciation...........................    $   15,749
             Gross unrealized depreciation...........................       (25,969)
                                                                         ----------
             Net unrealized depreciation.............................    $  (10,220)
                                                                         ==========

                       See Notes to Financial Statements.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

     The Diversified Investors Strategic Allocation Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of three different series that are, in effect, separate investment funds: Conservative Strategic Allocation Fund, Moderate Strategic Allocation Fund, and Aggressive Strategic Allocation Fund (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 15, 1996. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the "Funds Group"). The Funds Group is an open-end management investment company registered under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A.  INVESTMENT VALUATION:

     The value of any Fund's investment in a corresponding fund of the Funds Group are valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange on the valuation date.

  B.  INVESTMENT INCOME:

     Income and capital gains distributions earned are recorded on ex-dividend date.

  C.  ORGANIZATION EXPENSES:

     Costs incurred by the Funds in connection with their organization and initial registration were borne by Diversified Investment Advisors, Inc. (the "Advisor").

  D.  DIVIDENDS AND DISTRIBUTION:

     Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared annually and reinvested in additional full and fractional shares.

     Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The effect of these differences, which resulted from realized capital gains, for the period ended December 31, 1996 are as follows:

                                                                 DECREASED
                                            INCREASED         ACCUMULATED NET
                                        UNDISTRIBUTED NET   REALIZED GAIN (LOSS)      DECREASED
                                        INVESTMENT INCOME      ON INVESTMENTS      PAID-IN-CAPITAL
                                        -----------------   --------------------   ---------------
Conservative Strategic Allocation
  Fund.................................          834                   135               (969)
Moderate Strategic Allocation Fund.....        7,382                (7,382)               --
Aggressive Strategic Allocation Fund...       12,726               (12,726)               --

These restatements did not affect net investment income (loss), net realized gains (losses) on investments, or net assets.

  E.  FEDERAL INCOME TAXES:

     Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

  F.  OPERATING EXPENSES:

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Each fund will indirectly bear its pro rata share of fees and expenses incurred by the Funds Group.

  G.  OTHER:

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Administrative Services Agreement with the Advisor, an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.20% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds.

4.  PURCHASE AND SALES OF INVESTMENTS

     The aggregate cost of investments purchased and proceeds from the sales for the period ended December 31, 1996 were as follows:

                                                         COST OF PURCHASES     PROCEEDS FROM SALES
                                                         -----------------     -------------------
    Conservative Strategic Allocation Fund.............     $ 1,680,756            $   937,811
    Moderate Strategic Allocation Fund.................       6,397,739              3,559,748
    Aggressive Strategic Allocation Fund...............       4,938,970              2,774,240

                DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

                              FINANCIAL HIGHLIGHTS

For one share outstanding throughout the period from April 15, 1996 to December 31, 1996:

                                                   CONSERVATIVE             MODERATE              AGGRESSIVE
                                               STRATEGIC ALLOCATION   STRATEGIC ALLOCATION   STRATEGIC ALLOCATION
                                                       FUND                   FUND                   FUND
                                               --------------------   --------------------   --------------------
Net asset value, beginning of period.........        $  10.00              $    10.00             $    10.00
                                                     --------              ----------             ----------
Income from investment operations:
  Net investment income......................            0.18                    0.13                   0.09
  Net gains on investments (both realized and
     unrealized).............................            0.36                    0.42                   0.47
                                                     --------              ----------             ----------
Total from investment operations.............            0.54                    0.55                   0.56
                                                     --------              ----------             ----------
Less dividends and distributions:
  From net investment income.................            0.18                    0.13                   0.09
  From net realized gains on investments.....            0.01                    0.10                   0.17
  In excess of realized gains on
     investments.............................            0.00**                    --                     --
  From tax return of capital.................            0.01                      --                     --
                                                     --------              ----------             ----------
          Total from dividends and
            distributions....................            0.20                    0.23                   0.26
                                                     --------              ----------             ----------
Net asset value, end of period...............        $  10.34              $    10.32             $    10.30
                                                     ========              ==========             ==========
Total Return*................................            7.74%                   7.94%                  8.02%
Ratio/Supplemental data:
Net assets end of period.....................        $742,127              $2,820,072             $2,173,362
                                                     ========              ==========             ==========
Ratio of expenses to average net assets*.....             .20%                    .20%                   .20%
Ratio of net investment income to average net
  assets*....................................           11.60%                   7.88%                  2.03%
Portfolio turnover rate......................             466%                    469%                   418%
Average commission rate paid per share+......              --                      --                     --

---------------

 * Annualized, Commencement of Operations, April 15, 1996
 + The Funds do not pay commissions on investment transactions.
** Less than one penny per share.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Owners of Beneficial Interest of the Diversified Investors Strategic Allocation Funds:

     We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Diversified Investors Strategic Allocation Funds (comprising, respectively, the Conservative Strategic Allocation Fund, Moderate Strategic Allocation Fund and Aggressive Strategic Allocation Fund) (collectively, the "Funds") as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for the period April 15, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective Funds constituting Diversified Investors Strategic Allocation Funds as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the period referred to above, in conformity with generally accepted accounting principles.

                                          Coopers & Lybrand L.L.P.

New York, New York
February 12, 1997

This report is not to be construed as an offering for sale of any shares of the Diversified Investors Strategic Allocation
Funds, or as a solicitation as an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000

2854 (2/97)